Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2018
BIS statistics
Swiss metrics
	Phase-in
end of	2018	2017
Swiss capital (CHF million)
Swiss CET1 capital	35,719	36,567
Going concern capital	49,443	53,131
Gone concern capital	35,678	35,712
Total loss-absorbing capacity	85,121	88,843
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	285,193	273,436
Leverage exposure	881,386	919,053
Swiss capital ratios (%)
Swiss CET1 ratio	12.5	13.4
Going concern capital ratio	17.3	19.4
Gone concern capital ratio	12.5	13.1
TLAC ratio	29.8	32.5
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.1	4.0
Going concern leverage ratio	5.6	5.8
Gone concern leverage ratio	4.0	3.9
TLAC leverage ratio	9.7	9.7
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.46	9.0
Going concern capital ratio requirement	12.86	12.0
Gone concern capital ratio requirement	8.9	6.2
TLAC ratio requirement	21.76	18.2
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	2.9	2.6
Going concern leverage ratio requirement	4.0	3.5
Gone concern leverage ratio requirement	3.0	2.0
TLAC leverage ratio requirement	7.0	5.5

Bank
BIS statistics
Swiss metrics
	Phase-in
end of	2018	2017
Swiss capital (CHF million)
Swiss CET1 capital	38,810	38,288
Going concern capital	51,634	53,995
Gone concern capital	35,683	35,771
Total loss-absorbing capacity (TLAC)	87,317	89,766
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	286,682	273,332
Leverage exposure	885,854	921,793
Swiss capital ratios (%)
Swiss CET1 ratio	13.5	14.0
Going concern capital ratio	18.0	19.8
Gone concern capital ratio	12.4	13.1
TLAC ratio	30.5	32.8
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.4	4.2
Going concern leverage ratio	5.8	5.9
Gone concern leverage ratio	4.0	3.9
TLAC leverage ratio	9.9	9.7
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.46	9.0
Going concern capital ratio requirement	12.86	12.0
Gone concern capital ratio requirement	8.9	6.2
TLAC ratio requirement	21.76	18.2
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	2.9	2.6
Going concern leverage ratio requirement	4.0	3.5
Gone concern leverage ratio requirement	3.0	2.0
TLAC leverage ratio requirement	7.0	5.5